RELATED PARTY TRANSACTIONS - Narrative (Details) - Related Party - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
BPO
Related Party Transaction [Line Items]
Cash on deposit	$ 266,000,000	$ 779,000,000
Equity Commitment Agreement
Related Party Transaction [Line Items]
Equity commitment	2,000,000,000
Related party agreements and transactions	0	0
Subsidiaries Investments
Related Party Transaction [Line Items]
Payments to acquire investments	6,600,000,000	3,300,000,000
Subsidiaries Investments | Brookfield Real Estate Private Fund
Related Party Transaction [Line Items]
Payments to acquire investments	$ 1,600,000,000	$ 0